UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08134

 NAME OF REGISTRANT:                     Eaton Vance Municipals Trust II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Deidre E. Walsh, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance High Yield Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code:  (617) 482-8260
Date of fiscal year end:  1/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY Investment Company Act file number N/A
Parametric TABS Intermediate-Term Municipal Bond Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 1/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY Investment Company Act file number N/A
Parametric TABS Short-Term Municipal Bond Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 1/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY Investment Company Act file number N/A
Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 1/31
Date of reporting period: 7/1/22 - 6/30/23

The proxies voted by Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the "Fund") in relation to the securities held in the Fund's portfolio are listed below. The Fund invests substantially all its assets in 5-to-15 Year Laddered Municipal Bond Portfolio (the "Portfolio") and operates in a "hub and spoke" structure. Proxy voting records of the Portfolio can be found on the Securities and Exchange Commission's website (www.sec.gov), (CIK Number: 0001669035,
File Number: 811-23151, Filing Date: August [_], 2023).

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY Investment Company Act file number N/A
Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 1/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY Investment Company Act file number N/A
Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 1/31
Date of reporting period: 7/1/22 - 6/30/23

Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund was liquidated during the reporting period. The proxy voting record of the Fund for record dates on or before January 20, 2023 is included in this filing.

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipals Trust II
By (Signature)       /s/ Eric A. Stein
Name                 Eric A. Stein
Title                President
Date                 08/29/2023